Schedule of Other Payables (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Other Liabilities Disclosure [Abstract]
Rental deposit received – current		$ 508,149	$ 1,431,999
Rental deposit received – non-current		1,362,306	1,340,016
Accrued expenses		1,375,832	2,067,508
Total		3,246,287	4,839,523
Other payables – current	$ 242,064	1,883,981	3,499,507
Other payables – non-current	$ 175,036	1,362,306	1,340,016
Other Notes Payable,Total		$ 3,246,287	$ 4,839,523